Debt and Financing Arrangements (Details) - USD ($) $ in Millions	Apr. 30, 2015	Mar. 20, 2015	Mar. 02, 2015	Apr. 30, 2014
Debt and Financing Arrangements [Abstract]
Total long-term debt	$ 5,944.9			$ 1,973.1
Current portion of long-term debt	0.0			100.0
Total long-term debt, less current portion	5,944.9			1,873.1
Long-term debt
Debt instrument face amount		$ 3,700.0
Senior Notes [Member]
Long-term debt
Debt instrument face amount		$ 3,700.0
4.78% Senior Notes due June 1, 2014 [Member]
Long-term debt
Company issued Senior Notes	$ 0.0			100.0
Interest rate on notes	4.78%
Debt instrument face amount	$ 0.0			100.0
6.12% Senior Notes due November 1, 2015 [Member]
Long-term debt
Company issued Senior Notes	$ 0.0			24.0
Interest rate on notes	6.12%
Debt instrument face amount	$ 0.0			24.0
6.63% Senior Notes due November 1, 2018 [Member]
Long-term debt
Company issued Senior Notes	$ 0.0			391.4
Interest rate on notes	6.63%
Debt instrument face amount	$ 0.0			376.0
3.50% Senior Notes due October 15, 2021 [Member]
Long-term debt
Interest rate on notes	3.50%
Debt instrument face amount	$ 750.0			750.0
Notes Payable, Noncurrent	796.0			758.8
5.55% Senior Notes due April 1, 2022 [Member]
Long-term debt
Company issued Senior Notes	$ 0.0			299.2
Interest rate on notes	5.55%
Debt instrument face amount	$ 0.0			300.0
4.50% Senior Notes due June 1, 2025 [Member]
Long-term debt
Company issued Senior Notes	$ 0.0			399.7
Interest rate on notes	4.50%
Debt instrument face amount	$ 0.0			400.0
1.75% Senior Notes due March 15, 2018 {Member]
Long-term debt
Company issued Senior Notes	$ 496.9			0.0
Interest rate on notes	1.75%
Debt instrument face amount	$ 500.0			0.0
2.50% Senior Notes due March 15, 2020 [Member]
Long-term debt
Company issued Senior Notes	$ 494.3			0.0
Interest rate on notes	2.50%
Debt instrument face amount	$ 500.0			0.0
3.00% Senior Notes due March 15, 2022 [Member]
Long-term debt
Company issued Senior Notes	$ 395.3			0.0
Interest rate on notes	3.00%
Debt instrument face amount	$ 400.0			0.0
3.50% Senior Notes due March 15, 2025 [Member]
Long-term debt
Company issued Senior Notes	$ 991.9			0.0
Interest rate on notes	3.50%
Debt instrument face amount	$ 1,000.0			0.0
4.25% Senior Notes due March 15, 2035 [Member]
Long-term debt
Company issued Senior Notes	$ 641.8			0.0
Interest rate on notes	4.25%
Debt instrument face amount	$ 650.0			0.0
4.38% Senior Notes due March 15, 2045 [Member]
Long-term debt
Company issued Senior Notes	$ 583.8			0.0
Interest rate on notes	4.38%
Debt instrument face amount	$ 600.0			0.0
Term Loan Credit Agreement due March 23, 2020 [Member]
Long-term debt
Debt instrument face amount	1,550.0		$ 1,800.0	0.0
Term loan credit agreement carrying value	1,544.9			0.0
Total Long Term Debt [Member]
Long-term debt
Debt instrument face amount	5,950.0			1,950.0
Current Portion Of Long Term Debt [Member]
Long-term debt
Debt instrument face amount	0.0			100.0
Total Long Term Debt Less Current Portion [Member]
Long-term debt
Debt instrument face amount	$ 5,950.0			$ 1,850.0